Intangible Assets and Goodwill Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Estimated Amortization Expense, Next Twelve Months	$ 98
Estimated Amortization Expense, Year Two	90
Estimated Amortization Expense, Year Three	88
Estimated Amortization Expense, Year Four	83
Estimated Amortization Expense, Year Five	$ 71